Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Cash flow from operating activities:
Net income (loss)	$ (38,867)	$ (56,007)	$ (103,679)	$ (50,577)	$ (10,050)	$ (1,973)	$ (4,960)	$ 9,865	$ 6,625	$ 2,462
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, amortization and accretion	43,296	37,404	75,927	72,179	64,983
Depreciation, depletion, amortization and accretion	40,695	36,026	72,934	68,290	61,377	7,045	5,750	11,812	10,479	9,984
Financing fee amortization	470	1,629	3,256	3,266	2,335			300
Share-based compensation expense	1,138	1,114	2,315	2,533	2,484
Deferred income tax benefit	(525)	(2,969)	(4,408)	(3,468)	(1,974)
Net (gain) loss on asset disposals	(76)	5,574	12,419	2,564	2,349
Goodwill impairment			68,202					0	0
Bargain purchase gain					(12,133)
Revaluation of asset retirement obligations					(3,420)
Revaluation of contingent consideration				(409)	(10,344)
Loss on debt financings		2,989	2,989	9,469
Other	559	755	(1,098)	(465)	894	887	234	801	(78)	308
(Increase) decrease in operating assets, net of acquisitions:
Account receivable, net	(28,917)	(11,610)	9,884	5,201	13,901	(7,699)	(3,593)	2,695	(1,924)	(1,232)
Inventories	(17,820)	(13,222)	499	(1,726)	(12,643)	(4,168)	(2,561)	(3,329)	2,841	(3,191)
Costs and estimated earnings in excess of billings	(10,246)	(13,688)	196	6,931	(613)
Other current assets	(2,128)	(491)	(453)	3,494	(4,823)	(288)	66	333	58	(251)
Other assets	2,214	(118)	(1,708)	1,189	(1,016)	(550)	70	(1,304)	308	(2,872)
Increase (decrease) in operating liabilities, net of acquisitions:
Accounts payable	3,589	6,691	4,067	(6,076)	6,612	(158)	549	2,093	(907)	865
Accrued expenses	8,511	(4,722)	(742)	17,175	(6,455)	(1,887)	(2,193)	(1,574)	6,685	650
Billings in excess of costs and estimated earnings	(4,361)	(1,493)	1,998	2,589	(8,209)
Pension and post-retirement benefit obligations								(1,704)	(1,368)	(1,644)
Other liabilities	(2,717)	404	(3,252)	(1,590)	1,375	(1,973)	(1,034)	(1,099)	(340)	(48)
Net cash (used for) provided by operating activities	(45,880)	(47,760)	66,412	62,279	23,253	(10,764)	(7,672)	18,589	22,379	5,031
Cash flow from investing activities:
Acquisitions, net of cash acquired	(234,870)	(60,779)	(61,601)	(48,757)	(161,073)
Loans to and repayments from affiliates, net								7,118	(10,220)
Purchases of property, plant and equipment	(49,260)	(40,528)	(65,999)	(45,488)	(38,656)	(12,166)	(15,888)	(25,594)	(12,805)	(7,110)
Proceeds from the sale of property, plant and equipment	5,985	7,086	16,085	8,836	7,157			3	69	168
Other	757			69	241				(79)
Net cash used for investing activities	(277,388)	(94,221)	(111,515)	(85,340)	(192,331)	(12,166)	(15,888)	(18,473)	(23,035)	(6,942)
Cash flow from financing activities:
Capital contributions by member	24,350				103,630
Proceeds from borrowings									7,000	36,500
Net proceeds from debt issuance	424,750	189,681	230,817	713,361	96,748
Principal payments on long-term debt						(509)	(496)	(750)	(5,783)	(34,500)
Payments on long-term debt	(109,246)	(61,343)	(188,424)	(697,438)	(49,000)
Book overdraft						356	128
Payments on acquisition-related liabilities	(4,259)	(3,426)	(9,801)	(7,519)	(4,593)
Net borrowings from Summit Materials						23,082	23,337
Financing costs	(6,354)	(2,707)
Other	(88)		(3)	(702)	(10)			44	(17)	(43)
Net cash (used for) provided by financing activities	329,153	122,205	32,589	7,702	146,775	22,929	22,969	(706)	1,200	1,957
Net (decrease) increase in cash	5,885	(19,776)	(12,514)	(15,359)	(22,303)	(1)	(591)	(590)	544	46
Cash-beginning of period	14,917	27,431	27,431	42,790	65,093	9	599	599	55	9
Cash-end of period	20,802	7,655	14,917	27,431	42,790	8	8	9	599	55
Supplemental disclosures of cash flow information
Cash interest paid during the period						$ 5,935	$ 7,408